As filed with the Securities and Exchange Commission on July 21, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 29, 2012

Date of reporting period:  May 31, 2011

Item 1. Schedules of Investments.

Niemann Tactical Return Fund
Schedule of Investments
at May 31, 2011 (Unaudited)

Shares		Value
	EQUITIES - 1.0%
8,000	Silver Weaton Corp.	$294,000
	TOTAL EQUITIES (Cost $327,117)	294,000

	EXCHANGE-TRADED FUNDS - 66.0%
37,400	First Trust NYSE Arca Biotechnology Index Fund*	1,664,300
31,900	First Trust Value Line 100 ETF*	470,203
34,500	iShares Dow Jones U.S. Healthcare Providers Index	2,275,965
2,500	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	159,725
4,000	iShares iBoxx $ High Yield Corporate Bond Fund	369,600
3,200	iShares Morningstar Small Growth Index Fund	299,914
40,000	iShares MSCI Malaysia Index Fund	603,200
10,000	iShares Russell 2000 Index Fund	848,300
20,000	iShares S&P North American Technology-Software Index Fund*	1,298,200
9,000	PowerShares Active U.S. Real Estate Fund	474,750
33,000	PowerShares Buyback Achievers Portfolio	900,240
5,000	PowerShares DB Precious Metals Fund*	287,350
8,000	PowerShares Dynamic Energy Sector Portfolio	342,296
75,300	PowerShares Dynamic Networking Portfolio	2,161,110
25,600	PowerShares NASDAQ Internet Portfolio*	1,011,200
39,400	Rydex S&P Midcap 400 Pure Growth ETF	3,518,814
9,000	SPDR Barclays Capital Convertible Securities ETF	384,120
12,000	SPDR Pharmaceuticals ETF	624,000
45,100	SPDR S&P Retail ETF	2,441,714
	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,019,415)	20,135,001

	OPEN-END FUNDS - 8.3%
114,417	SouthernSun Small Cap Fund*	2,535,469
	TOTAL OPEN-END FUNDS (Cost $2,500,000)	2,535,469

	MONEY MARKET FUNDS - 24.3%
7,396,624	Invesco STIT - Liquid Assets Portfolio - Institutional Class, 0.10% +	7,396,624
	TOTAL MONEY MARKET FUNDS (Cost $7,396,624)	7,396,624

	Total Investments in Securities (Cost $29,243,156) - 99.6%	30,361,094
	Other Assets in Excess of Liabilities - 0.4%	137,819
	NET ASSETS - 100.0%	$30,498,913

* Non-income producing security.
+ Rate shown is the 7-day yield as of May 31, 2011.
ETF - Exchange-Traded Fund

Note 1 – Securities Valuation

The Niemann Tactical Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Equities	$294,000	$—	$—	$294,000
Exchange-Traded Funds	20,135,001	—	—	20,135,001
Open-End Funds	2,535,469			2,535,469
Money Market Funds	7,396,624	—	—	7,396,624
Total Investments in Securities	$30,361,094	$—	$—	$30,361,094

Transfers between levels are recognized at the end of the reporting period.  During the period ended
May 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$29,303,747

Gross unrealized appreciation	$1,167,767
Gross unrealized depreciation	(110,420)
Net unrealized appreciation	$1,057,347

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    7/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    7/19/11
By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    7/19/11

* Print the name and title of each signing officer under his or her signature.